CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 442,267	$ 228,323
Short-term investments	1,021,613	210,772
Trade receivables (net of allowance for credit losses of $ $10,107 and $9,815 at December 31, 2020 and 2019, respectively)	303,100	319,622
Prepaid expenses and other current assets	175,340	116,972
Total current assets	1,942,320	875,689
LONG-TERM ASSETS
Long-term investments	0	542,389
Prepaid expenses and other long-term assets	153,660	124,034
Property and equipment, net	137,785	141,647
Deferred tax assets	32,735	30,513
Operating lease right-of-use assets	97,162	106,196
Other intangible assets, net	366,003	411,019
Goodwill	1,503,252	1,378,418
Total long-term assets	2,290,597	2,734,216
Total assets	4,232,917	3,609,905
CURRENT LIABILITIES:
Trade payables	33,132	30,376
Deferred revenues and advances from customers	311,851	245,792
Current maturities of operating leases	22,412	21,519
Debt	259,881	251,583
Accrued expenses and other liabilities	417,174	391,685
Total current liabilities	1,044,450	940,955
LONG-TERM LIABILITIES
Deferred revenues and advances from customers	36,295	26,045
Accrued severance pay	16,229	14,596
Deferred tax liabilities	32,109	52,509
Debt	421,337	213,313
Operating leases	92,262	103,490
Other long-term liabilities	1,751	1,731
Total long-term liabilities	599,983	411,684
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY
Share capital - Ordinary shares of NIS 1 par: Authorized: 125,000,000 shares at December 31, 2020 and 2019; Issued: 74,774,827 and 74,774,827 shares at December 31, 2020 and 2019, respectively; Outstanding: 63,050,434 and 62,398,221 shares at December 31, 2020 and 2019, respectively	18,961	18,961
Additional paid-in capital	1,681,587	1,568,035
Treasury shares at cost – 11,724,393 and 12,376,606 Ordinary shares at December 31, 2020 and 2019, respectively	(574,364)	(554,146)
Accumulated other comprehensive loss	(16,662)	(33,299)
Retained earnings	1,454,388	1,257,715
Total attributable to Nice Ltd's shareholders	2,563,910	2,257,266
Non-controlling interests	24,574	0
Total shareholders' equity	2,588,484	2,257,266
Total liabilities and shareholders' equity	$ 4,232,917	$ 3,609,905